CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 43,831	$ 46,084
Restricted cash	44,182	40,716
Amounts due from related parties	16,428	16,713
Trade and other receivables	20,535	34,582
Contract assets	731
Inventories	626	307
Assets classified as held for sale	48,387
Current Assets	174,720	138,402
Non-current assets:
Property, plant and equipment	684	916
Investment property	1,815	1,516
IPP solar parks	353,050	397,405
Intangible assets	85	126
Interests in associates	2,333	2,566
Amounts due from related parties	5,050	5,632
Deferred tax assets	32,382	23,500
Other non-current assets	15,098	11,045
Non-current Assets	410,497	442,706
Total assets	585,217	581,108
Current liabilities:
Trade and other payables	31,972	29,043
Amounts due to related parties	211	28
Taxes payable	11,806	2,340
Borrowings	49,700	19,702
Other current liabilities	130,323	120,820
Liabilities directly associated with assets classified as held for sale	336
Total current liabilities	224,348	171,933
Non-current liabilities:
Borrowings	207,057	230,027
Other non-current liabilities	72,446	70,136
Deferred tax liabilities	3,159	2,784
Total non-current liabilities	282,662	302,947
Total liabilities	507,010	474,880
Total assets less total liabilities	78,207	106,228
Equity:
Share capital	8	8
Reserves	73,178	101,115
Equity attributable to owners of the Company	73,186	101,123
Non-controlling interests	5,021	5,105
Total equity	78,207	106,228
Total liabilities and equity	$ 585,217	$ 581,108